Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Computer and network equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computer and network equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives, description	Over the shorter of lease term or the estimated useful lives of the assets.